Investment in Fvndit Inc (formerly Directus Holdings Inc) (Details Narrative) - USD ($)	Nov. 13, 2018	Jul. 10, 2018	Mar. 31, 2022	Dec. 31, 2021	Mar. 16, 2021	Oct. 05, 2020	Jan. 22, 2014
Equity Method Investment, Ownership Percentage							100.00%
Tan Tran
Common Stock, Shares Outstanding, Fvndit						40,500,000
Common Stock Shares Issued By Fvndit						500,000
Thomas Duc Tran
Common Stock, Shares Outstanding, Fvndit					43,000,000
Common Stock Shares Issued By Fvndit					2,500,000
Other Assets			$ 296,405	$ 296,405
Fvndit
Common Stock Shares Owned By Mr. Tan Tran And Vemanti						8,500,000
Equity Method Investment, Ownership Percentage, Owned By Mr. Tan Tran And Vemanti					19.77%	20.99%
Directus Holdings, Inc
Equity method investment, purchase price, cash paid	$ 150,000	$ 150,000
Equity Method Investment, Ownership Percentage	20.00%	20.00%
Equity Method Investment, Purchase Price	$ 300,000	$ 300,000
Equity Method Investment, Purchase Price, Shares Issued	1,252,086	1,252,086